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                                             As filed pursuant to Rule 497 under
                                             the Securities Act of 1933
                                             Registration No. 333-65118 and
                                             811-3859



                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

                SUPPLEMENT TO THE POLARIS CHOICE VARIABLE ANNUITY
                        PROSPECTUS DATED OCTOBER 1, 2001
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THE FOLLOWING PARAGRAPH IS ADDED TO PAGE 17 AS THE LAST PARAGRAPH OF THE SECTION
TITLED "OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION":

        If you die after the latest Annuity Date and you selected the Purchase Payment Accumulation Option, any death benefit payable under the contract will be the Standard Death Benefit as described above. Therefore, your beneficiary will not receive any benefit from the Purchase Payment Accumulation Option if you die after the latest Annuity Date.



Date: January 10, 2002


                Please keep this supplement with your prospectus.



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